Financial Assets at FVPL - Summary of Details Financial Assets at FVPL (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 339	₱ 380
Club Shares and others [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 339	319
Phunware [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL		₱ 61